Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Expenses
Management Fee	$ 232,290	$ 155,812	$ 450,397	$ 332,261	$ 678,610	$ 390,023
Professional fees	138,481	34,062	377,286	225,742	460,226	294,731
Custodian fees	71,115	47,543	137,856	101,532	207,324	119,636
Other	35,179	41,969	75,025	148,961	240,365	231,306
Total expenses	477,065	279,386	1,040,564	808,496	1,586,525	1,035,696
Net investment loss	(477,065)	(279,386)	(1,040,564)	(808,496)	(1,586,525)	(1,035,696)
Net realized gain and net change in unrealized appreciation (depreciation) on investment in Bitcoin
Net realized gain on investment in Bitcoin	396,190	378,155	995,469	52,062,954	52,607,095	1,039,910
Net change in unrealized appreciation (depreciation) on investment in Bitcoin	48,397,452	(21,593,816)	26,640,962	4,021,344	68,351,967	69,445,270
Total net realized gain and net change in unrealized appreciation (depreciation) on investment in Bitcoin	48,793,642	(21,215,661)	27,636,431	56,084,298	120,959,062	70,485,180
Net increase (decrease) in net assets resulting from operations	$ 48,316,577	$ (21,495,047)	$ 26,595,867	$ 55,275,802	$ 119,372,537	$ 69,449,484